RELATED PARTY (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Dec. 29, 2017	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2019	Mar. 31, 2018	Sep. 30, 2018	Sep. 30, 2017
Consulting fees		$ 65,697	$ 50,055	$ 97,197	$ 63,055	$ 129,722
Stock issued during period value							250,000
Advance from shareholder		23,201		23,201		32,791	62,994
Advances due to related party for expenses paid on behalf of the Company						37,668	43,971
Repayment of advances and convertible note from related party				9,590	$ 74,918	32,448
Convertible note - related party							2,245
Prepaid expenses		$ 6,800		6,800		33,333
Craig Alford [Member]
Consulting fees				45,000
Accrued consulting fees				$ 45,000
Stock issued during period				4,000,000
Stock issued during period value				$ 4,000
Director & Officer [Member]
Advance from shareholder						32,971	62,994
Advances due to related party for expenses paid on behalf of the Company						37,668	$ 43,971
Repayment of advances and convertible note from related party						32,448
Director & Officer [Member] | Consulting agreement [Member]
Consulting fees						100,000
Prepaid expenses						33,333
Consulting expense						$ 66,667
Craig Alford [Member] | Officer [Member]
Consulting fees				177,526
Related Parties [Member]
Accrued consulting fees				32,461
Non-Related Parties [Member] | Harkrishnan Giroh [Member]
Consulting fees				82,000
Accrued consulting fees				$ 90,000
Stock issued during period				10,000,000
Stock issued during period value				$ 10,000
Former officer and director [Member]
Repayment of convertible debt, principal	$ 2,226
Repayment of convertible debt, interest	334
Repayment of convertible debt	$ 2,560
On December 1, 2014 [Member] | Director & Officer [Member]
Interest rate						5.00%
Convertible note - related party						$ 2,245
Debt maturity date						Dec. 31, 2015